                    METLIFE INVESTORS USA INSURANCE COMPANY
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                      METLIFE INVESTORS INSURANCE COMPANY
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

               METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                       SUPPLEMENT DATED AUGUST 21, 2006
                                      TO
               PROSPECTUSES DATED MAY 1, 2006 (AS SUPPLEMENTED)

This supplements the prospectuses dated May 1, 2006 (as supplemented) for the Class/Series VA, XC, L, L-4 Year, and C products issued by MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, MetLife Investors Insurance Company of California and First MetLife Investors Insurance Company ("we," "us," and "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 343-8496 to request a free copy.

As indicated below, the Janus Aggressive Growth Portfolio is changing its name due to the replacement of its subadviser:

  OLD PORTFOLIO NAME     NEW PORTFOLIO NAME      NEW SUBADVISER     EFFECTIVE DATE
----------------------- --------------------- --------------------- ---------------
Janus Aggressive Growth Legg Mason Aggressive ClearBridge Advisors, October 1, 2006
  Portfolio               Growth Portfolio      LLC

Please note that our forms and communications with you may continue temporarily to refer to the former name and/or subadviser of the portfolio until we are able to revise such documents.

You should consult the supplement for the Met Investors Series Trust prospectus for additional information on these changes.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                              Telephone: (800) 343-8496
Irvine, CA 92614

                                                                    SUPP-MSMIST